Fair Value of Financial Instruments - Summary of Sensitivity Analyses Operations of Level 3 (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Interest rate [Member] | Scenarios I [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Income	R$ (1.5)	R$ (0.8)
Impact, Stockholders' equity	0.0	0.0
Interest rate [Member] | Scenarios II [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Income	(38.2)	(19.8)
Impact, Stockholders' equity	0.0	0.0
Interest rate [Member] | Scenarios III [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Income	(76.4)	(38.2)
Impact, Stockholders' equity	0.0	0.0
Shares [member] | Scenarios I [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Income	0.0	0.0
Impact, Stockholders' equity	0.0	0.0
Shares [member] | Scenarios II [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Income	0.0	0.0
Impact, Stockholders' equity	0.0	0.0
Nonlinear [Member] | Scenarios I [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Income	(56.5)	(8.3)
Impact, Stockholders' equity	0.0	0.0
Nonlinear [Member] | Scenarios II [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Income	(93.3)	(11.6)
Impact, Stockholders' equity	R$ 0.0	R$ 0.0